Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Change in Components of Accumulated Other Comprehensive Income (Loss)
The changes in the components of AOCI attributable to Kimberly-Clark, including the tax effect, are as follows:

	Year Ended December 31
	2024	2023	2022
Unrealized translation	$(373)	$84	$(324)
Tax effect	(17)	7	(23)
	$(390)	$91	$(347)

Defined benefit pension plans
Unrecognized net actuarial loss and transition amount
Funded status recognition	$(26)	$(49)	$(109)
Amortization	40	39	34
Settlements and curtailments	2	35	52
Currency and other	6	(23)	36
	22	2	13
Unrecognized prior service cost/credit
Funded status recognition	—	3	2
	—	3	2
Tax effect	(6)	(7)	(1)
	$16	$(2)	$14
Other postretirement benefit plans
Unrecognized net actuarial loss and transition amount	$10	$(18)	$113
Tax effect	(2)	5	(27)
	$8	$(13)	$86
Cash flow hedges
Recognition of effective portion of hedges	$198	$(178)	$(165)
Amortization	69	208	(58)
Currency and other	(15)	(14)	(22)
Tax effect	(70)	(5)	62
	$182	$11	$(183)

Change in AOCI	$(184)	$87	$(430)